SEGMENT REPORTING (Schedule of Revenue by Geographic Areas) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 91,293,675	$ 83,181,113
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	85,144,942	76,930,240
Hong Kong and Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,123,953	122,040
Other foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,024,780	$ 6,128,833